Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value as of Beginning		$ 3,032,325
Initial measurement on June 11, 2021	5,092,500
Over allotment on July 1, 2021	436,500
Change in fair value	(2,496,675)	(2,519,325)
Transfer to Level 1
Fair value as of Ending	3,032,325	513,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value as of Beginning
Initial measurement on June 11, 2021	4,750,000
Over allotment on July 1, 2021	712,500
Change in fair value	(2,411,309)
Transfer to Level 1	(3,051,191)
Fair value as of Ending
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities [Line Items]
Fair value as of Beginning		3,032,325
Initial measurement on June 11, 2021	9,842,500
Over allotment on July 1, 2021	1,149,000
Change in fair value	(4,907,984)	(2,519,325)
Transfer to Level 1	(3,051,191)
Fair value as of Ending	$ 3,032,325	$ 513,000